Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 92.0%
	AUTO-MEDIUM & HEAVY DUTY TRUCKS — 1.9%
267,303	Navistar International Corp.*,1	$11,894,984
	COMPUTER SERVICES — 0.0%
4,841	Sykes Enterprises, Inc.*	259,962
	COMPUTER SOFTWARE — 6.3%
849,341	Cloudera, Inc.*	13,470,548
606,970	Slack Technologies, Inc. - Class A*,1	26,888,771
		40,359,319
	INTERNET SECURITY — 6.7%
248,484	Proofpoint, Inc.*,1	43,176,580
	INVESTMENT MANAGEMENT/ADVISORY SERVICES — 3.1%
1,327,997	Boston Private Financial Holdings, Inc.[1]	19,587,956
	MEDICAL PRODUCTS — 1.3%
373,617	Soliton, Inc.*,1	8,402,646
	MEDICAL-BIOMEDICAL/GENERICS — 7.6%
234,808	Alexion Pharmaceuticals, Inc.*,1	43,136,577
167,581	Constellation Pharmaceuticals, Inc.*	5,664,238
		48,800,815
	MEDICAL-DRUGS — 7.2%
280,610	PRA Health Sciences, Inc.*,1	46,359,578
—[2]	Tilray, Inc.*	8
		46,359,586
	MEDICAL-HM — 0.6%
39,113	Magellan Health, Inc.*,1	3,684,445
	PROPERTY/CASUALTY INSURANCE — 1.3%
229,254	Watford Holdings Ltd.*,1	8,021,597
	REAL ESTATE OPERATIONS/DEVELOPMENTS — 5.6%
1,887,939	Brookfield Property Partners LP1	35,776,444
	REINSURANCE — 0.0%
2,477	Brookfield Asset Management Reinsurance Partners Ltd. - Class A*	128,854
	REITS-OFFICE PROPERTY — 1.2%
169,472	VEREIT, Inc.	7,783,849

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	REITS-WAREHOUSE/INDUSTRIES — 5.1%
420,214	QTS Realty Trust, Inc. - Class A1	$32,482,542
	RENTAL AUTO/EQUIPMENT — 1.9%
216,108	CAI International, Inc.	12,102,048
	RETAIL-BUILDING PRODUCTS — 5.4%
939,766	At Home Group, Inc.*,1	34,620,979
	SPECIFIED PURPOSE ACQUISITIONS — 34.1%
134,975	10X Capital Venture Acquisition Corp. - Class A*	1,344,351
140,000	26 Capital Acquisition Corp.*	1,359,400
33,702	5:01 Acquisition Corp. - Class A*	336,009
169,910	7GC & Co. Holdings, Inc. - Class A*	1,648,127
244,298	890 5th Avenue Partners, Inc. - Class A*	2,408,778
268,198	ACON S2 Acquisition Corp.*	2,655,160
20,000	Adit EdTech Acquisition Corp.*	193,800
110,000	Alkuri Global Acquisition Corp. - Class A*	1,089,000
404,106	Alussa Energy Acquisition Corp. - Class A*	4,073,389
294,700	Apollo Strategic Growth Capital - Class A*	2,882,166
113,109	ARYA Sciences Acquisition Corp. IV - Class A*	1,212,528
405,384	Ascendant Digital Acquisition Corp. - Class A*	4,033,571
186,303	Aspirational Consumer Lifestyle Corp.*	1,859,304
26,200	Atlantic Avenue Acquisition Corp. - Class A*	254,402
84,300	Atlas Crest Investment Corp. - Class A*	839,628
260,292	Avanti Acquisition Corp. - Class A*	2,535,244
191,272	BCLS Acquisition Corp. - Class A*	2,014,094
128,440	Benessere Capital Acquisition Corp. - Class A*	1,284,400
25,000	Better World Acquisition Corp.*	250,000
18,811	Breeze Holdings Acquisition Corp.*	188,486
85,100	Bridgetown Holdings Ltd. - Class A*	861,212
268,763	Burgundy Technology Acquisition Corp. - Class A*	2,647,316
12,296	CA Healthcare Acquisition Corp. - Class A*	121,607
1,200	Capitol Investment Corp. V - Class A*	11,964
12,640	Capstar Special Purpose Acquisition Corp. - Class A*	123,746
69,819	CC Neuberger Principal Holdings II - Class A*	690,510
88,850	Centricus Acquisition Corp. - Class A*	879,615
187,642	CF Acquisition Corp. IV - Class A*	1,818,251
110,947	CF Finance Acquisition Corp. III - Class A*	1,112,798
257,886	CHP Merger Corp. - Class A*	2,565,966
206,700	Churchill Capital Corp. V - Class A*	2,081,469
127,358	Cohn Robbins Holdings Corp. - Class A*	1,254,476
200,000	Concord Acquisition Corp. - Class A*	1,970,000

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
124,671	Consonance-HFW Acquisition Corp. - Class A*	$1,238,295
254,819	Corner Growth Acquisition Corp. - Class A*	2,481,937
234,537	D8 Holdings Corp. - Class A*	2,338,334
124,490	DFP Healthcare Acquisitions Corp. - Class A*	1,237,431
105,287	dMY Technology Group Inc. IV - Class A*	1,028,654
279,770	DPCM Capital, Inc. - Class A*	2,764,128
2,700	Dragoneer Growth Opportunities Corp. - Class A*	26,892
338,835	E.Merge Technology Acquisition Corp. - Class A*	3,307,030
176,283	East Resources Acquisition Co. - Class A*	1,720,522
26,138	East Stone Acquisition Corp.*	263,732
15,000	EdtechX Holdings Acquisition Corp. II*	148,950
93,840	Epiphany Technology Acquisition Corp. - Class A*	913,063
217,160	EQ Health Acquisition Corp. - Class A*	2,097,766
276,959	Equity Distribution Acquisition Corp. - Class A*	2,730,816
167,425	Eucrates Biomedical Acquisition Corp.*	1,648,299
76,400	Far Peak Acquisition Corp. - Class A*	760,180
428,687	FG New America Acquisition Corp. - Class A*	4,376,894
113,661	Foresight Acquisition Corp. - Class A*	1,124,107
200	Fortress Capital Acquisition Corp.*	1,968
89,444	Frazier Lifesciences Acquisition Corp. - Class A*	872,973
104,886	Frontier Acquisition Corp. - Class A*	1,021,590
143,007	FTAC Hera Acquisition Corp. - Class A*	1,394,318
396,989	Fusion Acquisition Corp. - Class A*	3,950,041
135,000	GigCapital4, Inc.*	1,329,750
156,172	GO Acquisition Corp.*	1,527,362
45,000	Golden Falcon Acquisition Corp. - Class A*	437,400
15,000	Good Works Acquisition Corp.*	149,250
153,827	Greenrose Acquisition Corp.*	1,536,732
414,900	GS Acquisition Holdings Corp. II - Class A*	4,314,960
224,465	HIG Acquisition Corp. - Class A*	2,179,555
135,900	Highland Transcend Partners I Corp. - Class A*	1,322,307
203,186	Horizon Acquisition Corp. II - Class A*	1,985,127
76,939	HumanCo Acquisition Corp. - Class A*	750,155
323,512	IG Acquisition Corp. - Class A*	3,151,007
26,847	Jaws Spitfire Acquisition Corp. - Class A*	268,738
82,506	Khosla Ventures Acquisition Co. - Class A*	815,984
72,520	Khosla Ventures Acquisition Co. II - Class A*	718,673
125,645	Khosla Ventures Acquisition Co. III - Class A*	1,243,886
200,814	Kingswood Acquisition Corp. - Class A*	2,014,767
280,000	KINS Technology Group, Inc. - Class A*	2,760,800
380,893	Kismet Acquisition One Corp.*	3,774,650

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
16,600	Leo Holdings III Corp. - Class A*	$163,842
29,389	LGL Systems Acquisition Corp. - Class A*	293,596
323,290	Lionheart Acquisition Corp. II - Class A*	3,187,639
263,787	Live Oak Acquisition Corp. II - Class A*	2,616,767
218,468	Malacca Straits Acquisition Co., Ltd. - Class A*	2,162,833
20,946	Marquee Raine Acquisition Corp. - Class A*	207,365
134,344	Montes Archimedes Acquisition Corp. - Class A*	1,328,662
64,700	Mountain Crest Acquisition Corp. II*	642,471
438,389	NavSight Holdings, Inc. - Class A*	4,375,122
62,100	Nebula Caravel Acquisition Corp. - Class A*	620,379
312,063	NextGen Acquisition Corp.*	3,101,906
125,946	North Mountain Merger Corp. - Class A*	1,225,455
92,094	Northern Genesis Acquisition Corp. II*	916,335
206,564	Oaktree Acquisition Corp. II - Class A*	2,040,852
45,900	Omega Alpha SPAC - Class A*	456,705
283,106	Osprey Technology Acquisition Corp. - Class A*	2,828,229
50,000	Plum Acquisition Corp. I - Class A*	485,500
210,167	PMV Consumer Acquisition Corp.*	2,049,128
221,953	Population Health Investment Co., Inc. - Class A*	2,177,359
300,000	Prime Impact Acquisition I - Class A*	2,925,000
94,500	Prospector Capital Corp. - Class A*	915,705
110,024	Qell Acquisition Corp. - Class A*	1,094,739
194,510	RedBall Acquisition Corp. - Class A*	1,900,363
344,437	Reinvent Technology Partners - Class A*	3,437,481
26,903	Reinvent Technology Partners Z - Class A*	267,147
168,936	Research Alliance Corp. II - Class A*	1,689,360
42,724	Revolution Acceleration Acquisition Corp. - Class A*	425,958
152,793	RMG Acquisition Corp. II - Class A*	1,520,290
130,124	Roman DBDR Tech Acquisition Corp. - Class A*	1,315,554
40,297	Roth Ch Acquisition III Co.*	397,731
20,245	Rotor Acquisition Corp.*	202,045
246,639	Sandbridge Acquisition Corp. - Class A*	2,461,457
13,214	Sarissa Capital Acquisition Corp. - Class A*	130,158
62,878	SC Health Corp. - Class A*	633,810
134,158	ScION Tech Growth I - Class A*	1,310,724
3,616	Seaport Global Acquisition Corp. - Class A*	36,015
114,047	Seven Oaks Acquisition Corp. - Class A*	1,127,925
220,819	Soaring Eagle Acquisition Corp. - Class A*	2,199,357
280,100	Social Capital Hedosophia Holdings Corp. VI - Class A*	2,857,020
9,087	Social Leverage Acquisition Corp. I - Class A*	88,317
14,827	Software Acquisition Group, Inc. II - Class A*	147,529

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
112,372	Sports Entertainment Acquisition Corp. - Class A*	$1,132,710
436,007	Spring Valley Acquisition Corp. - Class A*	4,364,430
65,401	Star Peak Corp. II - Class A*	647,470
449,572	Supernova Partners Acquisition Co., Inc. - Class A*	4,464,250
377,309	Sustainable Opportunities Acquisition Corp. - Class A*	3,754,225
391,994	Switchback II Corp. - Class A*	3,876,821
434,213	Tailwind Acquisition Corp. - Class A*	4,329,104
332,416	Tekkorp Digital Acquisition Corp. - Class A*	3,241,056
178,831	Thayer Ventures Acquisition Corp. - Class A*	1,797,252
2,886	Thimble Point Acquisition Corp. - Class A*	28,543
139,110	Tiga Acquisition Corp. - Class A*	1,395,273
109,238	TPG Pace Solutions Corp.*	1,088,010
40,000	TPG Pace Tech Opportunities Corp. - Class A*	397,200
248,284	Trebia Acquisition Corp. - Class A*	2,458,012
131,940	Trepont Acquisition Corp. I - Class A*	1,304,887
25,000	Turmeric Acquisition Corp. - Class A*	246,250
298,115	TWC Tech Holdings II Corp.*	2,960,282
25,000	VectoIQ Acquisition Corp. II - Class A*	250,000
77,164	Ventoux CCM Acquisition Corp.*	764,695
90,000	Virtuoso Acquisition Corp. - Class A*	892,800
169,971	Vy Global Growth - Class A*	1,691,211
232,999	Yucaipa Acquisition Corp.*	2,299,700
113,647	Zanite Acquisition Corp. - Class A*	1,143,289
		218,821,090
	TRANSPORT-RAIL — 2.7%
60,483	Kansas City Southern[1]	17,139,068
	TOTAL COMMON STOCKS
	(Cost $588,021,629)	589,402,764
	RIGHTS — 0.0%
499,660	Stemline Therapeutics, Inc., Expiration Date: December 31, 2021*,1,3	164,888
	TOTAL RIGHTS
	(Cost $164,888)	164,888
	UNITS — 13.2%
	SPECIFIED PURPOSE ACQUISITIONS — 13.2%
117,323	7GC & Co. Holdings, Inc.*	1,188,482
45,000	Ackrell Spac Partners I Co.*	460,800
135,000	Adit EdTech Acquisition Corp.*	1,351,350
33,120	Agile Growth Corp.*	330,206
295,000	Aldel Financial, Inc.*	3,009,000

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
251,333	Americas Technology Acquisition Corp.*	$2,571,137
67,500	Archimedes Tech SPAC Partners Co.*	670,950
164,873	Athlon Acquisition Corp.*	1,655,325
60,000	Atlas Crest Investment Corp. II*	602,400
90,000	Authentic Equity Acquisition Corp.*	909,900
90,000	Biotech Acquisition Co.*	909,000
161,875	BlueRiver Acquisition Corp.*	1,620,369
57,957	BOA Acquisition Corp.*	574,354
126,000	Bright Lights Acquisition Corp.*	1,272,600
126,000	Broadscale Acquisition Corp.*	1,258,740
250,000	Carney Technology Acquisition Corp. II*	2,497,500
102,258	Cartesian Growth Corp.*	1,020,535
185,000	CF Acquisition Corp. V*	1,885,150
90,000	CF Acquisition Corp. VI*	899,100
138,750	Clarim Acquisition Corp.*	1,377,788
9,127	Climate Real Impact Solutions II Acquisition Corp.*	92,365
24,114	CM Life Sciences III, Inc.*	264,048
258,555	Colicity, Inc.*	2,603,649
22,500	COVA Acquisition Corp.*	227,025
135,000	Delwinds Insurance Acquisition Corp.*	1,367,550
139,500	DiamondHead Holdings Corp.*	1,393,605
57,374	dMY Technology Group, Inc. IV*	574,887
45,000	Dune Acquisition Corp.*	456,300
67,500	EdtechX Holdings Acquisition Corp. II*	688,500
180,000	Empowerment & Inclusion Capital I Corp.*	1,818,000
63,432	EQ Health Acquisition Corp.*	632,417
210,000	European Biotech Acquisition Corp.*	2,095,800
281,200	Fortress Capital Acquisition Corp.*	2,817,624
9,000	Fortress Value Acquisition Corp. III*	89,730
200,000	Forum Merger IV Corp.*	1,998,000
90,000	Fusion Acquisition Corp. II*	899,100
75,000	Golden Arrow Merger Corp.*	745,500
172,000	Healthcare Capital Corp.*	1,713,120
45,000	HH&L Acquisition Co.*	454,050
15,000	Hudson Executive Investment Corp. II*	149,400
45,000	ITHAX Acquisition Corp.*	450,000
111,231	Jaws Juggernaut Acquisition Corp.*	1,118,984
36,000	KL Acquisition Corp.*	360,000
67,500	LightJump Acquisition Corp.*	682,425
45,000	LMF Acquisition Opportunities, Inc.*	468,450
20,000	Longview Acquisition Corp. II*	201,600

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
90,000	MCAP Acquisition Corp.*	$898,200
112,600	Monument Circle Acquisition Corp.*	1,130,504
48,600	Moringa Acquisition Corp.*	488,430
198,000	Motive Capital Corp.*	1,987,920
173,000	North Atlantic Acquisition Corp.*	1,738,650
156,849	North Mountain Merger Corp.*	1,592,017
121,500	Novus Capital Corp. II*	1,229,580
175,000	Orion Biotech Opportunities Corp.*	1,767,500
45,000	Peridot Acquisition Corp. II*	449,550
158,400	Pivotal Investment Corp. III*	1,584,000
50,000	Plum Acquisition Corp. I*	495,000
190,000	Poema Global Holdings Corp.*	1,919,000
59,990	Power & Digital Infrastructure Acquisition Corp.*	606,499
58,500	Progress Acquisition Corp.*	586,755
138,000	Queen's Gambit Growth Capital*	1,375,860
285,000	Reinvent Technology Partners Y*	2,875,650
154,854	RMG Acquisition Corp. III*	1,548,540
180,000	Sarissa Capital Acquisition Corp.*	1,845,000
172,000	ScION Tech Growth I*	1,745,800
195,000	Social Leverage Acquisition Corp. I*	1,948,050
180,000	Spartan Acquisition Corp. III*	1,810,800
13,500	Stratim Cloud Acquisition Corp.*	135,000
185,000	Tailwind International Acquisition Corp.*	1,850,000
54,000	TLG Acquisition One Corp.*	535,680
185,000	Z-Work Acquisition Corp.*	1,850,000
		84,420,800
	TOTAL UNITS
	(Cost $86,369,456)	84,420,800
	WARRANTS — 0.0%
4,339	Golden Falcon Acquisition Corp., Expiration Date: November 4, 2026*	4,035
	TOTAL WARRANTS
	(Cost $0)	4,035

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.2%
1,540,534	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 0.03%[4]	$1,540,534
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,540,534)	1,540,534
	TOTAL INVESTMENTS — 105.4%
	(Cost $676,096,507)	675,533,021
	Liabilities in Excess of Other Assets — (5.4)%	(34,758,553)
	TOTAL NET ASSETS — 100.0%	$640,774,468
	SECURITIES SOLD SHORT — (18.1)%
	COMMON STOCKS — (18.1)%
	COMMERCIAL BANKS-WESTERN US — (2.6)%
(30,278)	SVB Financial Group*	(16,847,588)
	ENTERPRISE SOFTWARE/SERVICE — (1.8)%
(47,101)	salesforce.com, Inc.*	(11,505,361)
	MEDICAL LABS & TESTING SERVICES — (3.7)%
(115,751)	ICON PLC*	(23,926,889)
	MEDICAL-DRUGS — (4.7)%
(498,804)	AstraZeneca PLC	(29,878,360)
	PRIVATE EQUITY — (2.9)%
(359,229)	Brookfield Asset Management, Inc. - Class A	(18,313,494)
	REINSURANCE — (0.0)%
(2,477)	Brookfield Asset Management Reinsurance Partners Ltd. - Class A*	(128,876)
	REITS-SINGLE TENANT — (1.3)%
(119,478)	Realty Income Corp.	(7,973,962)
	TRANSPORT-RAIL — (1.1)%
(68,286)	Canadian National Railway Co.	(7,205,539)
	TOTAL COMMON STOCKS
	(Proceeds $111,811,386)	(115,780,069)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $111,811,386)	$(115,780,069)

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (0.1)%
	CALL OPTIONS — (0.1)%
	At Home Group, Inc.
(3,719)	Exercise Price: $37.00, Notional Amount: $(13,760,300), Expiration Date: July 16, 2021*	$(37,190)
(682)	Exercise Price: $37.00, Notional Amount: $(2,523,400), Expiration Date: August 20, 2021*	(13,640)
(1,855)	Exercise Price: $37.00, Notional Amount: $(6,863,500), Expiration Date: September 17, 2021*	(46,375)
(1,790)	Exercise Price: $37.00, Notional Amount: $(6,623,000), Expiration Date: December 17, 2021*	(62,650)
(437)	Exercise Price: $37.00, Notional Amount: $(1,616,900), Expiration Date: January 21, 2022*	(19,665)
	Atlas Crest Investment Corp.
(45)	Exercise Price: $10.00, Notional Amount: $(45,000), Expiration Date: July 16, 2021*	(225)
	Bridgetown Holdings Ltd.
(21)	Exercise Price: $10.00, Notional Amount: $(21,000), Expiration Date: July 16, 2021*	(315)
(830)	Exercise Price: $10.00, Notional Amount: $(830,000), Expiration Date: August 20, 2021*	(21,580)
	CAI International, Inc.
(1,184)	Exercise Price: $55.00, Notional Amount: $(6,512,000), Expiration Date: July 16, 2021*	(98,272)
(653)	Exercise Price: $55.00, Notional Amount: $(3,591,500), Expiration Date: August 20, 2021*	(67,912)
	CC Neuberger Principal Holdings II
(20)	Exercise Price: $10.00, Notional Amount: $(20,000), Expiration Date: August 20, 2021*	(120)
	Churchill Capital V Corp.
(2,067)	Exercise Price: $10.00, Notional Amount: $(2,067,000), Expiration Date: August 20, 2021*	(41,340)
	Cloudera, Inc.
(5)	Exercise Price: $16.00, Notional Amount: $(8,000), Expiration Date: July 2, 2021*	(35)
(281)	Exercise Price: $16.00, Notional Amount: $(449,600), Expiration Date: July 9, 2021*	(1,967)
(30)	Exercise Price: $16.00, Notional Amount: $(48,000), Expiration Date: July 16, 2021*	(480)
(1)	Exercise Price: $16.00, Notional Amount: $(1,600), Expiration Date: July 30, 2021*	(9)
	CoreLogic, Inc.
(327)	Exercise Price: $80.00, Notional Amount: $(2,616,000), Expiration Date: July 16, 2021*	—
	Extended Stay America, Inc.

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	CALL OPTIONS (Continued)
(53)	Exercise Price: $19.65, Notional Amount: $(104,145), Expiration Date: July 16, 2021*	$(4,505)
(16)	Exercise Price: $19.65, Notional Amount: $(31,440), Expiration Date: July 16, 2021*	(1,360)
	Far Peak Acquisition Corp. - Class A
(764)	Exercise Price: $10.00, Notional Amount: $(764,000), Expiration Date: August 20, 2021*	(11,460)
	GS Acquisition Holdings Corp. II
(262)	Exercise Price: $10.00, Notional Amount: $(262,000), Expiration Date: July 16, 2021*	(11,004)
(3,811)	Exercise Price: $10.00, Notional Amount: $(3,811,000), Expiration Date: August 20, 2021*	(171,495)
	Horizon Acquisition II Corp.
(119)	Exercise Price: $10.00, Notional Amount: $(119,000), Expiration Date: October 15, 2021*	(1,785)
	NextGen Acquisition Corp.
(59)	Exercise Price: $10.00, Notional Amount: $(59,000), Expiration Date: July 16, 2021*	(590)
	Proofpoint, Inc.
(437)	Exercise Price: $180.00, Notional Amount: $(7,866,000), Expiration Date: August 20, 2021*	(2,185)
	QTS Realty Trust, Inc. - Class A
(2,581)	Exercise Price: $80.00, Notional Amount: $(20,648,000), Expiration Date: September 17, 2021*	(77,430)
	Reinvent Technology Partners
(605)	Exercise Price: $10.00, Notional Amount: $(605,000), Expiration Date: July 16, 2021*	(3,025)
	Social Capital Hedosophia Hldgs Corp. VI
(93)	Exercise Price: $10.00, Notional Amount: $(93,000), Expiration Date: July 16, 2021*	(2,046)
(2,708)	Exercise Price: $10.00, Notional Amount: $(2,708,000), Expiration Date: August 20, 2021*	(94,780)
	Sports Entertainment Acquisition Corp.
(9)	Exercise Price: $10.00, Notional Amount: $(9,000), Expiration Date: August 20, 2021*	(247)
	Sykes Enterprises, Inc.
(49)	Exercise Price: $55.00, Notional Amount: $(269,500), Expiration Date: July 16, 2021*	(294)
	TOTAL CALL OPTIONS
	(Proceeds $1,105,459)	(793,981)
	PUT OPTIONS — (0.0)%
	GS Acquisition Holdings Corp. II

Vivaldi Merger Arbitrage Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2021 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS (Continued)
	PUT OPTIONS (Continued)
(76)	Exercise Price: $10.00, Notional Amount: $(76,000), Expiration Date: August 20, 2021*	$(608)
	TOTAL PUT OPTIONS
	(Proceeds $1,479)	(608)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $1,106,938)	$(794,589)

LP — Limited Partnership
PLC — Public Limited Company

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for securities sold short and written options contracts. The market value of the securities pledged as collateral was $267,536,991.
[2] Amount represents less than 0.5 shares.
[3] Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.03% of Net Assets. The total value of these securities is $164,888.
[4] The rate is the annualized seven-day yield at period end.